DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2023
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS

NOTE 5: DISCONTINUED OPERATIONS

On June 21, 2023, the Company and the former owners of H&J executed a Settlement Agreement and Release (the “Settlement Agreement”) whereby contemporaneously with the parties’ execution of the Settlement Agreement (i) the Company agreed to make an aggregate cash payment of $229,000 to D. Jones Tailored Collection, Ltd. (“D. Jones”), (ii) the Company issued 39,052 shares of common stock to D. Jones, and (iii) the Company assigned and transferred one hundred percent (100%) of the Company’s membership interestin H&J to D. Jones. This transaction is known as the “H&J Settlement”.

The H&J Settlement was accounted for a business disposition in accordance with ASC 810-40-40-3A. As of June 21, 2023, the Company no longer consolidated the assets, liabilities, revenues and expenses of H&J. The components of the disposition are as follows:

Cash payment due to H&J Seller	$(229,000)
Common shares issued to H&J Seller*	(1,357,043)
Total fair value of consideration received (given)	$(1,586,043)

Carrying amount of assets and liabilities
Cash and cash equivalents	18,192
Accounts receivable, net	55,782
Prepaid expenses and other current assets	25,115
Goodwill	1,130,311
Intangible assets, net	1,246,915
Deposits	4,416
Accounts payable	(40,028)
Accrued expenses and other liabilities	(734,068)
Deferred revenue	(18,347)
Due to related parties	(1,008)
Contingent consideration	(1,400,000)
Loan payable	(219,894)
Note payable - related party	(129,489)
Total carrying amount of assets and liabilities	(62,103)

Loss on disposition of business	$(1,523,940)

*	Represents the fair value of 39,052 shares of common stock issued to D. Jones.

The net assets of the discontinued operations at December 31, 2022 were not materially different from the balances as of June 21, 2023.

Through December 31, 2023, the Company has made payments to D. Jones totaling $200,000. The remaining balance of $29,000 is included in accrued expenses and other liabilities on the consolidated balance sheet.

The loss of disposition of business of $1,523,940 was included in income (loss) from discontinued operations, net of tax in the consolidated statements of operations.

In accordance with the provisions of ASC 205-20, the Company has excluded the results of discontinued operations from its results of continuing operations in the accompanying consolidated statements of operations for the three and year ended December 31, 2023 and 2022. The results of the discontinued operations of HJ for the year ended December 31, 2023 and 2022 consist of the following:

	Year Ended December 31,
	2023	2022
Net revenues	$1,405,482	$3,637,620
Cost of net revenues	565,621	1,241,594
Gross profit	839,861	2,396,026

Operating expenses:
General and administrative	520,582	1,731,299
Sales and marketing	346,167	931,650
Total operating expenses	866,749	2,662,949

Loss from operations	(26,889)	(266,922)

Other income (expense):
Interest expense	(11,675)	(52,927)
Loss on disposition of business	(1,523,940)	—
Total other income (expense), net	(1,535,615)	(52,927)

Income tax benefit (provision)	—	—
Net loss from discontinued operations	$(1,562,503)	$(319,849)

Weighted average common shares outstanding - basic and diluted	8,488	617
Net income (loss) from discontinued operations per common share - basic and diluted	$(184.08)	$(518.36)